Shareholders' Equity (Details) - Schedule of RSUs activity - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2019 shares
Shareholders' Equity (Details) - Schedule of RSUs activity [Line Items]
Unvested at beginning of year	414,420
Granted	489,645
Vested	(155,160)
Forfeited	(70,602)
Unvested at the end of the year	678,303